S000021575 [Member] Expense Example, No Redemption - S000021575 [Member]	Mar. 31, 2025 USD ($)
C000122689 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	424
Expense Example, No Redemption, 10 Years	958
C000061820 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	435
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,681
C000254317 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	279
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,109
C000061818 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	676
Expense Example, No Redemption, 3 Years	912
Expense Example, No Redemption, 5 Years	1,167
Expense Example, No Redemption, 10 Years	1,894
C000061821 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	279
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,109
C000122688 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	256
Expense Example, No Redemption, 5 Years	452
Expense Example, No Redemption, 10 Years	$ 1,017